Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Noncurrent Liabilities

	2020 £m	2019 £m
Accruals	41	42
Deferred income	21	24
Other payables	741	778

	803	844